Intangible Assets (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	$ 71,837		$ 78,285	$ 73,076
Amortization expense	$ 6,448	$ 6,448	$ 25,792	$ 4,499